Restricted Cash (Details) - Schedule of Reconciliation of Cash and Restricted Cash - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Reconciliation of Cash and Restricted Cash [Abstract]
Cash and cash equivalents	$ 170,392	$ 122,143
Restricted cash (included in other assets)	18,001	15,800
Total cash, cash equivalents and restricted cash	$ 188,393	$ 137,943